Mortgage Banking Activities, Noninterest Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing fees:
Contractually specified servicing fees	$ 4,626	$ 4,611	$ 4,566
Late charges	257	298	360
Ancillary fees	342	354	434
Unreimbursed direct servicing costs	(1,234)	(1,119)	(763)
Net servicing fees	3,991	4,144	4,597
Changes in fair value of MSRs carried at fair value:
Net changes in valuation model inputs or assumptions	(2,893)	(3,680)	(2,957)
Other changes in fair value	(3,061)	(2,141)	(2,554)
Total changes in fair value of MSRs measured at fair value	(5,954)	(5,821)	(5,511)
Amortization	(233)	(264)	(228)
Provision for mortgage servicing rights in excess of fair value	0	(34)	(3)
Net derivative gains from economic hedges	3,574	5,241	4,485
Total servicing income, net	1,378	3,266	3,340
Net gains on mortgage loan origination/sales activities	10,260	4,566	6,397
Total mortgage banking noninterest income	11,638	7,832	9,737
Market related valuation changes to MSRs, net of hedge results	$ 681	$ 1,561	$ 1,528